Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	€ 1,561,834	€ 1,081,539
Trade accounts and other receivables from unrelated parties	3,323,596	3,153,045
Accounts receivable from related parties	126,263	91,438
Inventories	2,119,805	1,895,310
Other current assets	867,414	1,053,978
Total current assets	7,998,912	7,275,310
Property, plant and equipment	4,153,539	4,056,864
Right-of-use assets	4,237,677	4,129,888
Intangible assets	1,418,936	1,381,009
Goodwill	13,901,439	12,958,728
Deferred taxes	374,368	351,152
Investment in equity method investees	742,799	761,113
Other non-current assets	1,003,256	774,972
Total non-current assets	25,832,014	24,413,726
Total assets	33,830,926	31,689,036
Liabilities
Accounts payable to unrelated parties	706,385	731,993
Accounts payable to related parties	94,080	95,401
Current provisions and other current liabilities	3,885,142	3,517,076
Short-term debt from unrelated parties	1,324,290	62,950
Short-term debt from related parties	39,000	16,320
Current portion of long-term debt	651,910	1,008,359
Current portion of lease liabilities from unrelated parties	621,012	588,492
Current portion of lease liabilities from related parties	20,843	20,664
Income tax liabilities	149,635	118,389
Total current liabilities	7,492,297	6,159,644
Long-term debt, less current portion	6,571,222	6,800,101
Lease liabilities from unrelated parties, less current portion	3,895,350	3,763,775
Lease liabilities from related parties, less current portion	103,506	119,356
Non-current provisions and other non-current liabilities	678,464	931,590
Pension liabilities	705,824	718,502
Income tax liabilities	74,445	78,872
Deferred taxes	863,900	785,886
Total non-current liabilities	12,892,711	13,198,082
Total liabilities	20,385,008	19,357,726
Shareholders' equity:
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 292,994,209 issued and outstanding as of September 30, 2021 and 362,370,124 shares authorized, 292,876,570 issued and outstanding as of December 31, 2020	292,994	292,877
Additional paid-in capital	2,884,962	2,872,630
Retained earnings	10,567,699	10,254,913
Accumulated other comprehensive income (loss)	(1,515,975)	(2,205,340)
Total FMC-AG & Co. KGaA shareholders' equity	12,229,680	11,215,080
Noncontrolling interests	1,216,238	1,116,230
Total equity	13,445,918	12,331,310
Total liabilities and equity	€ 33,830,926	€ 31,689,036